Filed pursuant to Rule 497(a)(1)
File No. 333-157217
Rule 482ad

Offering Terms Keating Capital Equity Partners for Companies Primed to Become Public ® www.KeatingCapital.com Keating Capital, Inc. is a business development company that specializes in making pre-IPO investments in innovative, high growth companies that are committed to and capable of becoming public. Keating Captial provides provide individual investors with the ability to participate in a unique fund that invests in a company’s late stage, pre-IPO financing round—an opportunity that has historically been reserved for institutional investors only. Offering Continuous public offering of up to 10 million shares of common stock which will conclude on March 31, 2011 (subject to a three month extension at Keating Capital’s sole discretion). Initial Price per Share $10 per share (subject to the terms of this offering). Minimum Investment $5,000; additional purchases available in increments of $1,000. Suitability Standards Investors must have either (i) a net worth (not including home, furnishings, and personal automobile) of at least $70,000 and an annual gross income of at least $70,000; or (ii) a net worth of at least $250,000. Keating Capital’s suitability standards also require that a potential investor (i) can reasonably benefit from an investment in Keating Capital based on such investor’s overall investment objective and portfolio structuring; (ii) is able to bear the economic risk of the investment based on the prospective stockholder’s overall financial situation; and (iii) has apparent understanding of (a) the fundamental risks of the investment, (b) the risk that such investor may lose his entire investment, (c) the lack of initial liquidity of the shares, (d) the background and qualifications of Keating Capital’s investment adviser, Keating Investments, LLC, and (e) the tax consequences of the investment. Certain states may have additional suitability requirements (see “Suitability Standards” in Keating Capital’s Prospectus for certain state’s suitability standards). Qualified Accounts Keating Capital is eligible to be purchased in qualified accounts. Distributions Distributions may be declared and paid quarterly beginning the first calendar quarter after the month in which Keating Capital has raised at least $10 million from the sale of shares in this public offering to investors not affiliated with Keating Capital or its investment adviser. The primary source of quarterly distributions is expected to be from net capital gains realized from the sale of portfolio company investments. During the pendency of this public offering, quarterly distributions may be paid in an amount reflecting all or a portion of any net unrealized appreciation on portfolio company investments. Liquidity Within six months after the conclusion of this public offering, Keating Capital intends to obtain an exchange listing of its shares. If Keating Capital is unable to obtain an exchange listing, it intends to have its shares of common stock quoted over-the-counter, until it is able to obtain an exchange listing. There can be no assurance that Keating Capital will be successful in obtaining a listing of its shares on an exchange or over-the-counter in the manner or within the time frame it proposes, if at all (see page 43 of the Prospectus for a complete description of this risk factor). Dealer Manager Andrews Securities, LLC. This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. An offering is made only by the Prospectus. June 2010

This sales and advertising literature does not constitute an offer to sell or a solicitation of an offer to buy the securities described herein, nor shall there be any sale of these securities in any state in which such an offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state. Investors are advised to carefully consider the investment objectives, risks, charges and expenses of Keating Capital, Inc. before investing. The offering may be made only by means of a Prospectus, copies of which must accompany or precede this literature. No offering is made to New York residents except by a Prospectus filed with the Department of Law of the State of New York. The attorney general of the State of New York has not passed on or endorsed the merits of this offering. Any representation to the contrary is unlawful. An investment in Keating Capital, Inc. is subject to significant risks. A detailed description of the risk factors involved in an investment in Keating Capital, Inc. may be found in the section of the Prospectus entitled “Risk Factors.” You should read and understand all of these risk factors before making your decision to invest in shares of Keating Capital, Inc.’s common stock. Current market conditions have adversely affected the capital markets and have reduced the availability of debt and equity capital for the market as a whole and financial firms in particular. We are currently in a period of capital markets disruption and we continue to experience recessionary conditions. These conditions are likely to have a more severe impact on micro-cap and small-cap companies, which may adversely affect our portfolio companies and reduce the number of potential micro-cap and small-cap company investments that meet our investment criteria. The potential for Keating Investments to earn incentive fees under the Investment Advisory and Administrative Services Agreement may create incentive for it to enter into investments that are riskier or more speculative than would otherwise be the case. Our portfolio investments, especially until we raise significant capital from this offering, may be concentrated in a limited number of portfolio companies, which would magnify the effect of losses suffered by a few of these investments. We expect to concentrate our investments in micro-cap and small-cap companies, which are subject to many risks, including periodic downturns.  We are a new company with a limited operating history and are subject to the business risks and uncertainties associated with any new business, including the risk that we will not achieve our investment objective.  Our investment adviser and its management have no prior experience managing a business development company.  A significant portion of our portfolio will be recorded at fair value as determined in good faith by our Board of Directors and, as a result, there will be uncertainty as to the value of our portfolio investments.  We will remain subject to corporate-level income tax if we are unable to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, or the Code.  Keating Investments and its affiliates, including our officers and some of our directors, will face conflicts of interest caused by compensation arrangements with us and our affiliates, which could result in actions that are not in the best interests of our stockholders.  As a result of the annual distribution requirement to qualify as a RIC, we will likely need to continually raise cash or make borrowings to fund new investments. At times, these sources of funding may not be available to us on acceptable terms, if at all. The amount of any distributions we may make is uncertain. We may not be able to pay you distributions, and our distributions may not grow over time.  We do not anticipate generating net ordinary income to distribute to our stockholders in the near future, and if we do make distributions, they will likely be paid from our realized net capital gains.  Our distributions may exceed our net ordinary income and realized net capital gains, particularly during the period before we have substantially invested the net proceeds from this offering or realized any net capital gains from the disposition of our investments, and thus portions of the distributions that we make may represent a return of capital. There is currently no public market for shares of our common stock, and we may be unable to obtain a listing of our shares on an exchange or over-the-counter within our proposed timeframe. As a result, it may be difficult for you to sell your shares.  Since we have raised the minimum offering amount, the purchase price at which you purchase shares will be determined at each monthly closing date. As a result, your purchase price may be higher than the prior monthly closing price per share, and therefore you may receive a smaller number of shares than if you had subscribed at the prior monthly closing price.  This is a “best efforts” offering, and if we are unable to raise substantial funds, we will be limited in the number and type of investments we may make, and the value of your investment in us may be reduced in the event our assets underperform. This sales and advertising literature must be read in conjunction with the Prospectus in order to fully understand all of the implications and risks of the offering of securities to which it relates. A copy of the Prospectus must be made available to you in connection with this offering. The shares will be offered to the public through Andrews Securities, LLC, which will act as the dealer manager, and through other selected dealers that are members of FINRA. Securities are not FDIC-insured, nor bank guaranteed, and may lose value. Broker-dealers are reminded that communications sent or delivered to any person must be accompanied or preceded by a Prospectus in accordance with the Securities Act of 1933, as amended. This is neither an offer to sell or a solicitation of an offer to buy the securities described herein. An offering is made only by the Prospectus. For more information please visit Keating Capital’s Web site: www.KeatingCapital.com